TAXES ON INCOME (Schedule of Income (Loss) Before Income Taxes) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income (loss) from continuing operations before taxes on income:
Domestic	$ (6,343)	$ (829)	$ 1,670
Foreign	1,422	641	1,051
Income (loss) before taxes on income	$ (4,921)	$ (188)	$ 2,721